July 1, 2008

THE DREYFUS FAMILY OF FUNDS

Supplement to Current Prospectus

The following information supersedes and replaces any contrary information contained in the Prospectus:

The Bank of New York Mellon Corporation has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, the services previously provided to the funds by Mellon Bank, N.A., Mellon Trust of New England, N.A. and/or The Dreyfus Trust Company (DTC) are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon. Any information in the prospectus relating to these companies, or to The Bank of New York, now relates to The Bank of New York Mellon. Wire transfers should continue to be sent using the same instructions currently listed in the prospectus, using the bank’s new name.

The Bank of New York Mellon is now the custodian of any IRA or retirement plan accounts for which DTC previously served as custodian. In connection with this change, please make IRA contribution checks payable to The Dreyfus Family of Funds, rather than to DTC.

July 1, 2008

THE DREYFUS FAMILY OF FUNDS

Supplement to Current Statement of Additional Information

The following information supersedes and replaces any contrary information contained in the Statement of Additional Information:

The Bank of New York Mellon Corporation has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, the services previously provided to the funds by Mellon Bank, N.A. and/or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon. Any information in the statement of additional information (SAI) relating to these companies, or to The Bank of New York, now relates to The Bank of New York Mellon.

For funds that used Mellon Bank, N.A. or Mellon Trust of New England, N.A. as custodian for the fund’s investments, The Bank of New York Mellon, One Wall Street, New York, New York 10286, now serves as the custodian pursuant to the same terms and conditions currently described in the applicable fund’s SAI. The Bank of New York Mellon is an affiliate of The Dreyfus Corporation.